WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 112.3%
COMMUNICATION SERVICES - 18.1%
Diversified Telecommunication Services - 5.7%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	670,000		$752,494	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,280,000		3,434,816	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	383,000		422,696	(a)
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	2,100,000		2,174,323	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	565,000		580,670	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		650,991	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000		2,621,312
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	420,000		503,737
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000		2,955,092
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,200,000		1,346,499
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000		595,480

Total Diversified Telecommunication Services					16,038,110

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000		841,687
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000		661,195
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	750,000		826,971

Total Entertainment					2,329,853

Media - 8.1%
Bertelsmann SE & Co. KGaA, Junior Subordinated Notes (3.000% to 4/23/23 then EUR 5 year Swap Rate + 2.639%)	3.000%	4/23/75	2,000,000	EUR	2,499,743	(b)(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	100,000		105,279	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,720,000		1,808,580	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,200,000		1,249,764	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.300%	2/1/32	1,000,000		974,311
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000		971,014

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	$3,643,404
Comcast Corp., Senior Notes	3.700%	4/15/24	2,000,000	2,199,885
DISH DBS Corp., Senior Notes	5.875%	11/15/24	960,000	996,226
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,810,000	3,052,194
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	2,380,248
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	910,000	998,725	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	630,000	660,319	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,066,537	(a)

Total Media				22,606,229

Wireless Telecommunication Services - 3.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	943,279
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	790,000	880,597	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	137,565
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000	1,078,105
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,942,813
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,500,000	1,538,295	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,000,000	1,191,488

Total Wireless Telecommunication Services				9,712,142

TOTAL COMMUNICATION SERVICES				50,686,334

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000	861,688	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	560,000	627,200	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	771,000	807,468
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,280,000	1,366,400	(a)

Total Auto Components				3,662,756

Automobiles - 1.9%
Ford Motor Co., Senior Notes	8.500%	4/21/23	710,000	796,443
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,270,000	1,549,445
General Motors Co., Senior Notes	5.400%	10/2/23	160,000	179,064
General Motors Co., Senior Notes	6.125%	10/1/25	220,000	265,112
General Motors Co., Senior Notes	6.600%	4/1/36	720,000	994,347
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,520,000	1,695,791	(a)

Total Automobiles				5,480,202

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 0.6%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,170,000		$1,238,515	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000		354,635	(a)

Total Diversified Consumer Services					1,593,150

Hotels, Restaurants & Leisure - 5.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	460,000		468,547	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	400,000		426,872	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	520,000		550,875	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		750,613	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.578%	7/16/35	1,768,000	GBP	1,378,370	(b)(c)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	147,849	GBP	209,480	(b)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,490,000		1,736,625	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,360,000		1,581,000	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	850,000	GBP	1,071,845	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	423,000		437,541	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	100,000		95,937	(a)
Viking Ocean Cruises Ship VII Ltd., Secured Notes	5.625%	2/15/29	790,000		788,025	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,030,000		1,974,551	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,060,000		1,092,144	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,610,000		1,626,603	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,600,000		1,720,056	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	360,000		395,590	(a)

Total Hotels, Restaurants & Leisure					16,304,674

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		877,298

Specialty Retail - 1.4%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	550,000		599,750	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	2,970,000		3,064,669	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	160,000		160,900

Total Specialty Retail					3,825,319

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		$953,700	(a)

TOTAL CONSUMER DISCRETIONARY					32,697,099

CONSUMER STAPLES - 4.2%
Beverages - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	940,000		1,162,318
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,690,000		1,959,684
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		72,903

Total Beverages					3,194,905

Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,746,428

Food Products - 1.6%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	207,000		226,345
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	1,050,000		1,150,801
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		202,896
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		465,881
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000		678,461
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,520,000		1,619,484	(a)

Total Food Products					4,343,868

Tobacco - 0.9%
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,765,006	(b)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		683,689

Total Tobacco					2,448,695

TOTAL CONSUMER STAPLES					11,733,896

ENERGY - 19.4%
Oil, Gas & Consumable Fuels - 19.4%
Chevron USA Inc., Senior Notes	5.050%	11/15/44	1,000,000		1,356,217
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,360,000		1,396,550
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000		653,466
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000		1,190,862
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		3,407,700
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	400,000		418,928	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	1,590,000		1,617,793
EQT Corp., Senior Notes	3.900%	10/1/27	1,700,000		1,768,000
EQT Corp., Senior Notes	5.000%	1/15/29	1,220,000		1,329,800

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000	$2,473,974	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,110,000	1,193,181	(b)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,970,000	2,232,016	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	740,000	763,199	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	516,000	523,714	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	590,000	587,050	(a)(d)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	1,085,209	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	902,988
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,240,000	3,802,999
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,800,000	3,254,300
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	190,652
Range Resources Corp., Senior Notes	5.000%	3/15/23	420,000	421,974
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	284,253
Range Resources Corp., Senior Notes	9.250%	2/1/26	2,545,000	2,776,697
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	504,900	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	376,200	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	618,250
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	2,295,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	463,325
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,301,260
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000	4,220,850	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,010,000	885,861	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	3,655,000	4,025,379
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	256,875
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	2,770,000	3,121,208
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	453,061

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	$602,185
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	462,142
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	568,129
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000	461,084
YPF SA, Senior Notes	8.500%	7/28/25	120,000	81,264	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	246,536	(a)

TOTAL ENERGY				54,575,343

FINANCIALS - 28.1%
Banks - 18.4%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	550,000	610,123	(c)(e)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000	193,919	(c)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,000,000	2,318,434
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,020,000	1,134,017
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	890,000	998,359	(c)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,500,000	1,739,468
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	799,903	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,000,000	2,119,600	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	360,000	416,136	(a)(c)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000	116,483
CIT Group Inc., Senior Notes	5.250%	3/7/25	400,000	459,394
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,100,000	1,197,625	(c)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	535,805	(c)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	3,000,000	3,444,561

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000		$678,256	(a)(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000		2,263,700	(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,620,000		4,092,139	(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000		2,372,766	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000		4,022,852	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000		5,125,869	(c)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,250,000		1,366,414	(c)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000		1,378,215
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	510,000		528,982	(c)(e)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		1,136,479
Royal Bank of Canada	2.333%	12/5/23	1,800,000	CAD	1,480,364
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,150,000	GBP	1,640,669	(b)(c)(e)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	394,000		434,295	(a)
Toronto-Dominion Bank	3.226%	7/24/24	900,000	CAD	766,768
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,190,000		1,413,815	(a)(c)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/1/21	3,660,000		3,678,593	(c)(e)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		$122,786	(c)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,910,000		3,081,485	(c)(e)

Total Banks					51,668,274

Capital Markets - 5.1%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	1,840,000		2,072,383	(a)(c)(e)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	470,000		633,642
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	2,750,000		3,062,213
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,383,005
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	851,124
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,900,000		2,086,570	(a)(c)(e)
UBS Group AG, Senior Notes	4.253%	3/23/28	1,830,000		2,134,178	(a)

Total Capital Markets					14,223,115

Diversified Financial Services - 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	1,870,000		1,924,990
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	380,000		399,780
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	990,000		1,121,625
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,382,384
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,642,437		2,371,587	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		355,045
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		658,971	(a)

Total Diversified Financial Services					8,214,382

Insurance - 1.7%
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,353,095	(b)

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - (continued)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		$1,559,158	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		426,480	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,373,842	(b)

Total Insurance					4,712,575

TOTAL FINANCIALS					78,818,346

HEALTH CARE - 7.1%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	3.200%	5/14/26	1,000,000		1,102,044

Health Care Providers & Services - 2.4%
Centene Corp., Senior Notes	4.750%	1/15/25	1,140,000		1,171,008
Centene Corp., Senior Notes	4.250%	12/15/27	410,000		434,682
Centene Corp., Senior Notes	4.625%	12/15/29	1,090,000		1,209,900
CVS Health Corp., Senior Notes	4.100%	3/25/25	361,000		407,878
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		1,161,393
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	530,000		567,100	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	790,000		870,071
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	730,000		789,772	(a)

Total Health Care Providers & Services					6,611,804

Pharmaceuticals - 4.3%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	150,000		166,337	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,390,000		1,425,528	(a)
Bristol-Myers Squibb Co., Senior Notes	3.900%	2/20/28	2,000,000		2,347,249
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,530,000		1,536,694
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	250,000		254,394
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,562,000		2,564,529
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,920,000		1,907,021
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000		1,456,555
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	440,000		420,475

Total Pharmaceuticals					12,078,782

TOTAL HEALTH CARE					19,792,630

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 13.0%
Aerospace & Defense - 3.3%
Boeing Co., Senior Notes	3.250%	2/1/28	2,000,000		$2,125,883
Boeing Co., Senior Notes	3.200%	3/1/29	5,365,000		5,591,159
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,450,000		1,587,388	(a)

Total Aerospace & Defense					9,304,430

Airlines - 6.0%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	740,000		752,854
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,650,000		1,692,278
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		491,595
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		471,312
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,888,992	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	540,000		598,725	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,030,000		1,073,775	(a)(d)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,284,011	(b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,480,000		1,620,600	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,150,000		3,578,400	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	780,000		770,972
United Airlines Pass-Through Trust	4.875%	1/15/26	1,520,000		1,554,200	(d)

Total Airlines					16,777,714

Building Products - 2.0%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,723,250	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,775,000		2,894,672	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,025,000		1,081,682	(a)

Total Building Products					5,699,604

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	3.554%	3/15/21	350,000		331,027	(c)(e)

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	980,000		1,026,844	(a)

Trading Companies & Distributors - 1.2%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,895,000		2,985,469	(a)

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	295,000	$315,794
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000	148,960

Total Trading Companies & Distributors				3,450,223

TOTAL INDUSTRIALS				36,589,842

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	270,000	291,113	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,000,000	1,080,018

Technology Hardware, Storage & Peripherals - 2.3%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	440,000	457,424	(a)
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000	2,074,706
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000	2,527,060
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000	581,045
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000	742,307

Total Technology Hardware, Storage & Peripherals				6,382,542

TOTAL INFORMATION TECHNOLOGY				7,753,673

MATERIALS - 4.2%
Chemicals - 0.6%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000	850,963	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000	884,986	(a)

Total Chemicals				1,735,949

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	640,000	659,443	(a)

Metals & Mining - 2.9%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	750,000	1,074,391
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	400,000	409,162	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	149,325
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	75,112
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,600,000	1,706,200	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	2,446,401
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000	749,723

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	$487,747
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	1,089,525

Total Metals & Mining				8,187,586

Paper & Forest Products - 0.5%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	760,000	840,682
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	468,446	(a)

Total Paper & Forest Products				1,309,128

TOTAL MATERIALS				11,892,106

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	400,000	454,424
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000	2,665,055
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	890,000	953,359
Service Properties Trust, Senior Notes	5.500%	12/15/27	810,000	866,017

TOTAL REAL ESTATE				4,938,855

UTILITIES - 2.0%
Electric Utilities - 1.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,330,000	1,866,847
Pampa Energia SA, Senior Notes	7.375%	7/21/23	740,000	660,458	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	990,000	813,463	(a)

Total Electric Utilities				3,340,768

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000	899,237

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,350,000	1,464,426	(a)

TOTAL UTILITIES				5,704,431

TOTAL CORPORATE BONDS & NOTES (Cost - $274,820,990)				315,182,555

SOVEREIGN BONDS - 9.5%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	52,555	21,915
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	1,010,200	388,927

Total Argentina				410,842

See Notes to Schedule of Investments.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,200,000	BRL	$1,233,807
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,231,000	BRL	253,728
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	529,000	BRL	110,884

Total Brazil					1,598,419

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	600,000		670,542	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		683,959	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		4,400,193	(g)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	4,346,000,000	IDR	316,295
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	23,098,000,000	IDR	1,703,819

Total Indonesia					7,774,808

Mexico - 0.2%
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		668,847

Panama - 1.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,500,000		2,723,463
Panama Government International Bond, Senior Notes	2.252%	9/29/32	560,000		566,160

Total Panama					3,289,623

Peru - 2.0%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,150,000		2,318,238
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	3,250,000		3,212,251

Total Peru					5,530,489

Poland - 1.1%
Republic of Poland Government Bond	2.500%	7/25/27	10,160,000	PLN	3,041,423

Russia - 0.7%
Russian Federal Bond - OFZ	7.000%	1/25/23	42,450,000	RUB	585,280
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	1,494,243

Total Russia					2,079,523

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	2,000,000	$2,099,530	(a)

TOTAL SOVEREIGN BONDS (Cost - $25,205,256)				26,493,504

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.0%
U.S. Government Obligations - 8.0%
U.S. Treasury Notes	1.375%	5/31/21	3,000,000	3,012,755	(g)
U.S. Treasury Notes	1.750%	7/31/21	2,500,000	2,520,828	(g)
U.S. Treasury Notes	2.500%	3/31/23	2,500,000	2,628,613	(g)
U.S. Treasury Notes	2.750%	8/31/23	2,500,000	2,667,578	(g)
U.S. Treasury Notes	2.875%	9/30/23	1,300,000	1,394,047	(g)
U.S. Treasury Notes	2.125%	11/30/23	1,600,000	1,689,188	(g)
U.S. Treasury Notes	2.125%	3/31/24	2,500,000	2,651,855	(g)
U.S. Treasury Notes	2.000%	6/30/24	2,000,000	2,120,938	(g)
U.S. Treasury Notes	0.625%	8/15/30	2,250,000	2,161,758
U.S. Treasury Notes	0.875%	11/15/30	1,500,000	1,471,992

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $21,497,900)				22,319,552

SENIOR LOANS - 6.2%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.880%	4/30/25	2,332,833	2,334,615	(c)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.880%	2/1/27	742,481	742,430	(c)(h)(i)

TOTAL COMMUNICATION SERVICES				3,077,045

CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.880%	6/22/26	2,577,239	2,571,118	(c)(h)(i)

Specialty Retail - 0.2%
PetSmart Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 3.500%)	4.500%	3/11/22	562,050	562,401	(c)(h)(i)

TOTAL CONSUMER DISCRETIONARY				3,133,519

FINANCIALS - 0.4%
Capital Markets - 0.4%
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.621%	6/27/25	1,130,331	1,130,448	(c)(h)(i)

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 3.6%
Airlines - 3.6%
Delta Air Lines Inc., Initial Term Loan (1 mo. USD LIBOR + 4.750%)	4.871%	4/29/23	5,823,237	$5,897,239	(c)(h)(i)(j)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,050,000	1,103,091	(c)(h)(i)
Jetblue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,101,750	1,142,790	(c)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,750,000	1,868,612	(c)(h)(i)

TOTAL INDUSTRIALS				10,011,732

TOTAL SENIOR LOANS (Cost - $16,929,720)				17,352,744

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes (Cost - $1,810,472)	3.375%	8/15/26	2,190,000	2,024,858

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454	1,061,821	(c)

COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Party City Holdings Inc.			22,147	159,237	*(k)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oasis Petroleum Inc.			18,509	693,532	*

TOTAL COMMON STOCKS (Cost - $1,521,861)				852,769

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 0.0%††
JPMorgan Mortgage Trust, 2005-A5 1A2 (Cost - $94,689)	2.815%	8/25/35	101,334	105,101	(c)

ASSET-BACKED SECURITIES - 0.0%††
Home Equity Asset Trust, 2004-8 M1 (1 mo. USD LIBOR + 0.870%) (Cost - $52,750)	1.000%	3/25/35	56,144	$56,246	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $342,870,916)				385,449,150

			SHARES
SHORT-TERM INVESTMENTS - 2.3%
Dreyfus Government Cash Management, Institutional Shares (Cost - $6,512,976)	0.030%		6,512,976	6,512,976

TOTAL INVESTMENTS - 139.7% (Cost - $349,383,892)				391,962,126
Liabilities in Excess of Other Assets - (39.7)%				(111,372,208)

TOTAL NET ASSETS - 100.0%				$280,589,918

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of January 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2021

At January 31, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Bank PLC	0.550%	10/2/2020	TBD	**	$1,980,000	Sovereign Bonds	$2,222,320
Deutsche Bank AG	0.190%	12/1/2020	2/26/2021		18,646,375	U.S. Government & Agency Obligations	18,685,802

					$20,626,375		$20,908,122

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2021.

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 3,224,845	USD 4,377,631	BNP Paribas SA	4/19/21	$42,843
EUR 16,610,349	USD 20,426,826	Goldman Sachs Group Inc.	4/19/21	(232,892)

Total				$(190,049)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

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Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$315,182,555	—	$315,182,555
Sovereign Bonds	—	26,493,504	—	26,493,504
U.S. Government & Agency Obligations	—	22,319,552	—	22,319,552
Senior Loans	—	17,352,744	—	17,352,744
Convertible Bonds & Notes	—	2,024,858	—	2,024,858
Preferred Stocks	$1,061,821	—	—	1,061,821
Common Stocks:
Consumer Discretionary	—	159,237	—	159,237
Energy	693,532	—	—	693,532
Collateralized Mortgage Obligations	—	105,101	—	105,101
Asset-Backed Securities	—	56,246	—	56,246

Total Long-Term Investments	1,755,353	383,693,797	—	385,449,150

Short-Term Investments†	6,512,976	—	—	6,512,976

Total Investments	$8,268,329	$383,693,797	—	$391,962,126

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$42,843	—	$42,843

Total	$8,268,329	$383,736,640	—	$392,004,969

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$232,892	—	$232,892

†	See Schedule of Investments for additional detailed categorizations.

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